Investments and loans in subsidiaries and joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments And Loans In Subsidiaries And Joint Ventures [Abstract]
Investments in equity accounted joint ventures (Beginning of year)	$ 1,414,211	$ 1,427,316
Other investments in joint venture (Beginning of year)	34,423	45,940
Total investments in joint ventures (Beginning of year)	1,448,634	1,473,256
Funds invested in equity accounted joint ventures	30,898	0
Loans repaid by equity accounted joint ventures	(746)	(11,927)
Share of profits of equity accounted joint ventures	11,950	17,299	$ 77,303
Dividends	0	(30,000)
Share of other comprehensive income of joint ventures	(17)	6
Investments in equity accounted joint ventures (End of year)	1,440,610	1,414,211	1,427,316
Other investments in joint ventures (End of year)	50,109	34,423	45,940
Total investments in joint ventures (End of year)	$ 1,490,719	$ 1,448,634	$ 1,473,256